S000088886 [Member] Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	5.48%
Performance Inception Date		Nov. 29, 2024
DoubleLine Multi-Sector Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	6.90%
Performance Inception Date		Nov. 29, 2024
DoubleLine Multi-Sector Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	4.36%
Performance Inception Date		Nov. 29, 2024
DoubleLine Multi-Sector Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	4.16%
Performance Inception Date		Nov. 29, 2024